EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	69,663,192	64,197,815	64,197,815	63,417,346
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,568,828,941		1,510,720,411		1,509,293,641
Unexercised options and other share-based plans (in shares)	82,825,207		62,975,947
Total diluted shares (in shares)	1,651,654,148		1,573,696,358
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,568,743,821		1,510,635,291
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120